Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies [Line Items]
Income tax rate	0.00%
Class of warrants are exercisable to purchase (in Shares) | shares	13,100,000
Cash	$ 67,496	$ 156,848
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Summary of Significant Accounting Policies [Line Items]
Number of Operating Segments | Segment	1
Cash	$ 31,446,000	95,068,000
Restricted cash	362,000	80,000
Impairment of long lived asset		0
Deferred offering costs	4,100,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Noncurrent Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 300,000	$ 100,000